Earnings Per Share	12 Months Ended
Mar. 31, 2019
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Earnings Per Share

24) Earnings Per Share

Earnings per share attributable to owners of the parent for the years ended March 31, 2017, 2018 and 2019 are calculated based on the following information. There were no dilutive potential common shares outstanding for the years ended March 31, 2017, 2018 and 2019.

	2017	2018	2019
Profit for the year attributable to owners of the parent (millions of yen)	¥616,569	¥1,059,337	¥610,316
Weighted average number of common shares outstanding, basic (shares)	1,802,282,093	1,793,088,970	1,763,983,221
Basic earnings per share attributable to owners of the parent (yen)	¥342.10	¥590.79	¥345.99